Consolidated companies and business acquired and divested (Tables)	12 Months Ended
Dec. 31, 2018
Assets and liabilities held for sale [abstract]
Summary of Consolidated Companies and Business Acquired and Divested
Consideration transferred
Payvision
Cash paid	213
Deferred consideration	25
Contingent consideration	22
Total purchase consideration	260

Summary of Assets and Liabilities Recognised as a Result of the Acquisition
Goodwill recognised
Payvision
Cash and balances with central banks	116
Loans and advances to banks	32
Financial assets at fair value through other comprehensive income	2
Property and equipment	3
Intangible assets	125
Other assets	17
295

Customer deposits	1
Current tax liability	2
Deferred tax liability	30
Other liabilities	166
199

Net identifiable assets	97
Less; non-controlling interest	24
Net identifiable assets acquired	72

Summary of Goodwill Recognised
Goodwill recognised
Payvision
Total purchase consideration	260
Net identifiable assets acquired	72
Goodwill recognised	188